SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
13. SHARE BASED COMPENSATION

Share Awards to Employees

In November 2006, the Company entered into an agreement with Mr. Panjian Li (“Mr. Li”), Chief Executive Officer of ReneSola America, and with Binghua Huang (“Mr. Huang”), Chief Technology Officer of the Company, to grant 40,000 and 20,000 common shares, respectively, each year for a period of five and three years, respectively, commencing January 2008. The fair value of the shares was $4.47 per share based on the market price as of the grant date. These shares do not have an exercise price and vest at no cost to Mr. Li or Mr. Huang.

2007 Share Incentive Plan

On September 27, 2007, the Company adopted the ReneSola Ltd 2007 Share Incentive Plan (the “Plan”) that provides for grant of share options, restricted shares and restricted share units to employees in the Plan. A maximum of 7,500,000 authorized but unissued shares of the Company have been reserved and allocated to the Plan, whose shares were subsequently registered and are issuable upon exercise of outstanding options granted under the Plan. The Plan shall be administered by the Compensation Committee of the Board of Directors (the “Committee”).

Except as otherwise noted in the award agreements with the employee or consultant, the options can be exercised within six years from the award date, except for participant’s termination of employment or service. The vesting schedule and the exercise price per share will be determined by the Committee and set forth in the individual award agreement. In the event of any distribution, share split, or recapitalization of the Company, the Committee shall make such proportionate and equitable adjustments, if any, to reflect such change with respect to (a) the aggregate number and type of shares that may be issued under the Plan and (b) the terms and conditions of any outstanding awards. Except as may otherwise be provided in any award agreement, if a change of control occurs and a participant’s awards are not converted, assumed, or replaced by a successor, such awards shall become fully exercisable and all forfeiture restrictions on such awards shall lapse.

Options to Employees

From January to December 2014, the Company granted 2,590,000 share options to certain employees with exercise prices of $0.74. From January to December 2015, the Company granted 1,150,000 share options to certain employees with exercise prices of $0.74.From January to December 2016, the Company granted 825,000 share options to certain employees with exercise prices of $0.74.

Options Modification

On August 8, 2012, the Board of Directors approved an option modification to reduce the exercise price of all the options granted before August 8, 2012 to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted remain unchanged. The modification resulted in incremental compensation cost of $774,932, of which $444,373 was recorded during the year ended December 31, 2012. The remaining $330,559 will be amortized over the remaining vesting period of the modified options, ranging from 2013 to 2017.

On March 18, 2014, the Board of Directors approved another option modification to reduce the exercise price of certain options granted between August 8, 2012 and December 31, 2013 to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted remain unchanged. The incremental compensation cost resulted from modification was not material.

The fair value of each option grant, as well as the fair value of option immediately before and after the aforementioned modification, is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below.

		Weighted average
	Average risk-free	expected option		Dividend
	rate of return	life	Volatility rate	yield
Granted in 2014	1.63-1.76%	4.5 years	169.77-173.01%	0%
Granted in 2015	1.36-1.76%	3.2 years	140.01-146.02%	0%
Granted in 2016	1.00-1.52%	3.2 years	119.83-146.29%	0%

Expected volatilities based on the average of the standard deviation of the daily stock prices of the Company and other selected comparable companies in the same industry. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate of return is based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option.

A summary of the option activity is as follows:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Prices	Contractual Life	Value
Options
Outstanding on January 1, 2016	5,947,000	0.74	2.14	-
Granted	825,000	0.74		-
Exercised	-	-
Forfeited	(687,000)	0.74

Outstanding on December 31, 2016	6,085,000	0.74	1.75	-

Vested or expected to vest at December 31, 2016	5,966,260	0.74	1.48	-

Exercisable at December 31, 2016	3,313,600	0.74	0.67	-

The weighted average grant date fair value of options granted during the years ended December 31, 2014, 2015 and 2016 was $1.67, $0.72 and $0.48 respectively.

Total intrinsic value of options exercised for the years ended December 31, 2014, 2015 and 2016was $306,534, $644,895 and $nil respectively.

Compensation cost of $2,104,126, $1,204,494 and $692,322 has been charged against income during the year ended December 31, 2014, 2015 and 2016, respectively. As of December 31, 2016, there was $1,360,533 in total unrecognized compensation expense related to unvested options granted under the Plan, which is expected to be recognized over a weighted-average period of 3.69 years.

Restricted Share Units

In May 2014, the Compensation Committee of the Board of Directors of the Company approved a Restricted Share Units (“RSUs”) award program pursuant to the Plan.

A summary of the RSUs activity is as follows:

		Weighted
	Number of	Average
	shares	Grant Date Fair Value
RSUs
Unvested on January 1, 2016	137,500	1.36
Granted	280,000	0.63

Vested	(137,500)	1.36
Unvested on December 31, 2016	280,000	0.63

The RSUs are measured based on the fair market value of the underlying common stock on the dates of grant. The aggregate compensation cost for RSUs recorded under the Plan was $323,000 and $54,658 for the ended of December 31, 2015 and 2016. As of December 31, 2016, there was $120,342 in total unrecognized compensation expense related to unvested RSUs following the forfeiture.